SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Number of Units
Granted	1,241,930
Vested and expected to vest	5,806,504
Aggregate intrinsic value
Vested and expected to vest | $	$ 2,502
RSU [Member]
Number of Units
Unvested at beginning of year	373,623
Granted	160,100
Vested	(188,603)
Forfeited	(35,134)
Unvested at end of the year	309,986
Vested and expected to vest	231,013
Aggregate intrinsic value
Unvested at beginning of year | $	$ 785
Unvested at end of the year | $	862
Vested and expected to vest | $	$ 642